<SEQUENCE>1
<FILENAME>13FQ3-2008.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  October 20, 2008

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 90
Form 13-F Information Table Value Toatl: $336,225 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Adobe Sys. Inc. Com.  COM 00724F101   418   10600 SH SOLE   10600
Advisory Board        COM 00762W107   334   11090 SH SOLE   11090
Altria Group Inc      COM 02209S103   581   29300 SH SOLE   29300
America Movil SA      COM 02364W105  1978   42671 SH SOLE   40471  2200
American Public Ed    COM 02913V103   782   16195 SH SOLE   16195
American Tel & Tel    COM 001957109   212    7600 SH SOLE    7600
Apache Corp           COM 037411105  2788   26735 SH SOLE   24055  2680
Apple Computer Inc.   COM 037833100 11532  101460 SH SOLE   97010  4450
Aspen Insurance HoldinCOM G05384105  1050   38200 SH SOLE   38200
Atlas America Inc.    COM 049167109   527   15460 SH SOLE   15460
Atlas Energy ResourcesCOM 049303100  3925  152125 SH SOLE  141325 10800
BlackBoard Inc.       COM 919355024   600   14900 SH SOLE   14900
Brigham Exploration   COM 109178103  1046   95185 SH SOLE   95185
CVS Corp              COM 126650100  1206   35830 SH SOLE   35830
Carrizo Oil & Gas     COM 144577103   751   20710 SH SOLE   20710
Cbeyond, Inc.         COM 149847105   616   42785 SH SOLE   42785
Chesapeake Energy     COM 165167107  7958  221910 SH SOLE  210010 11900
Cognizant Technology  COM 192446102   331   14500 SH SOLE   14500
Comcast Cl A          COM 200300101   412   21000 SH SOLE   21000
Companhia Vale Do Rio COM 204412209  1444   75400 SH SOLE   71300  4100
Continental Resources COM 212015101 11104  283040 SH SOLE  267940 15100
Coventry Health Care  COM 222862104   325   10000 SH SOLE   10000
Devon Energy Corp     COM 25179M103 18118  198667 SH SOLE  178467 20200
Dun & Bradstreet Inc. COM 26483E100  9947  105415 SH SOLE  101215  4200
EnerSys Inc           COM 29275y102   215   10930 SH SOLE   10930
Ensco Intl Inc.       COM 26874Q100  1291   22400 SH SOLE   22400
Evergreen Energy Inc  COM 30024B104  1635 1738900 SH SOLE 1659900 79000
Evergreen Solar Inc.  COM 30033R108   407   73700 SH SOLE   73700
Exxon Mobil Corp      COM 30231G102  1813   23348 SH SOLE   21284  2064
Factset Inc.          COM 303075105   883   16901 SH SOLE   16901
FiberTower Corp       COM 31567R100    92   67000 SH SOLE   67000
Flextronics InternatioCOM Y2573F102  1274  180000 SH SOLE  180000
Focus Media           COM 34415V108  1882   66000 SH SOLE   66000
Forest Oil            COM 346091705 11752  236928 SH SOLE  225328 11600
Foundation Coal       COM 35039W100   742   20850 SH SOLE   20850
Freeport-McMoRan CoppeCOM 35671D857   500    8800 SH SOLE    8800
Goodyear Tire         COM 382550101   674   44000 SH SOLE   44000
Google Inc            COM 38259P508 11952   29841 SH SOLE   27071  2770
Halliburton Co.       COM 406216101   274    8445 SH SOLE    8445
Helmerich & Payne Inc.COM 423452101  4515  104540 SH SOLE   98340  6200
Heritage-Crystal CleanCOM 42726m106   205   15000 SH SOLE   15000
Holly Corporation     COM 435758305   717   24795 SH SOLE   21095  3700
I-Flow Corp           COM 449520303  2899  311340 SH SOLE  300640 10700
ICAD Inc              COM 44934S107   678  212540 SH SOLE  212540
ICON plc              COM 45103T107  1401   36629 SH SOLE   36629
InfuSystems Holdings ICOM 45685k102   486  206820 SH SOLE  179820 27000
Intel Corp.           COM 458140100   768   41000 SH SOLE   41000
Intl. Business Mach. CCOM 459200101 14325  122478 SH SOLE  113278  9200
Johnson & Johnson     COM 478160104   613    8854 SH SOLE    8854
Kendle International  COM 48880l107   827   18500 SH SOLE   18500
Kimberly Clark Corp   COM 494368103   875   13496 SH SOLE   13496
Kroger Co.            COM 501044101   879   32000 SH SOLE   32000
MEMC Electronic MateriCOM 552715104  3051  107970 SH SOLE  104370  3600
Microsemi Corporation COM 595137100  1299   50975 SH SOLE   50975
Microsoft Corp        COM 594918104 18344  687311 SH SOLE  645023 42288
Millicom Internat'l   COM L6388F110 63213  920537 SH SOLE  890417 30120
Mobile Telesystems    COM 607409109  6315  112750 SH SOLE  104050  8700
Moodys Corp           COM 615369105  1739   51135 SH SOLE   47235  3900
NII Holdings Inc      COM 62913F201  3460   91235 SH SOLE   87135  4100
NetLogic Microsystems COM 64118b100   641   21210 SH SOLE   21210
Newmont Mining        COM 651639106   620   16000 SH SOLE   16000
Nice Systems Ltd.     COM 653656108   888   32585 SH SOLE   32585
Noble Energy Inc      COM 655044105  8625  155159 SH SOLE  147607  7552
Nucor Corporation     COM 670346105   318    8045 SH SOLE    8045
Occidental Petroleum  COM 674599105  1691   24000 SH SOLE   24000
PSS World Medical Inc COM 69366A100   527   27025 SH SOLE   27025
Parallel Petroleum    COM 699157103   320   33925 SH SOLE   33925
Petrohawk Energy Corp COM 716495106  2589  119680 SH SOLE  114780  4900
Philip Morris Intern'lCOM 718172109  1409   29300 SH SOLE   29300
Potash Corp           COM 73755L107  8368   63390 SH SOLE   59790  3600
Proctor & Gamble Co.  COM 742718109   678    9728 SH SOLE    7584  2144
Psychiatric Solutions COM 74439H108  2086   54960 SH SOLE   52460  2500
Range Resources Corp  COM 75281a109 12015  280275 SH SOLE  263775 16500
Rex Energy Corp       COM 761565100   632   40100 SH SOLE   40100
Rio Tinto PLC         COM 767204100  3795   15210 SH SOLE   13250  1960
Safestitch Medical    COM 78645y102    41   36780 SH SOLE   36780
Schlumberger Ltd      COM 806857108  9467  121235 SH SOLE  115335  5900
Southwestern Energy   COM 845467109 18903  618970 SH SOLE  583670 35300
Superior Well ServicesCOM 86837X105   868   34300 SH SOLE   34300
Symantec Corp         COM 871503108   587   30000 SH SOLE   30000
The Mosaic Company    COM 61945a107  2307   33920 SH SOLE   31320  2600
Transocean Inc        COM G90078109   799    7275 SH SOLE    7275
United Technologies   COM 913017109   661   11000 SH SOLE   11000
Valero Energy Corp    COM 91913Y100   757   25000 SH SOLE   25000
Vimpel Communications COM 68370R109  1076   53000 SH SOLE   29500 23500
WR Berkley Corp       COM 084423102   636   27000 SH SOLE   27000
Walter Industries     COM 93317Q105  1039   21900 SH SOLE   21900
XTO Energy            COM 98385X106 13629  292978 SH SOLE  282313 10665
iShares Trust S&P RussCOM 464287648   262    3700 SH SOLE    3700
Infusystems Warrants      45685k110     7   75000 SH SOLE   75000
               </SEC-DOCUMENT>